Events After the Reporting Period	12 Months Ended
Mar. 31, 2022
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Events After the Reporting Period [Text Block]

27. Events After the Reporting Period

Subsequent to the end of the reporting period the Company issued 3,322 shares to employees of GreenPower, pursuant to the exercise of 3,322 stock options at a weighted average price of CDN $3.37 per option, for gross proceeds of CDN $11,204. In addition, subsequent to the end of the quarter a total of 5,357 options exercisable at $5.25 per share expired unexercised and a total of 42,536 options exercisable at a weighted average price of $14.25 per share were forfeited.

As at March 31, 2022 the Company had a restricted cash balance of $53,553 on deposit at a major financial institution in the United States (Note 3) which was returned to the Company subsequent to the year-end.

On March 3, 2022 GreenPower entered into a two-year lease of an office space in Rancho Cucamonga, California with a commencement date that began on May 1, 2022. On the commencement date of the lease GreenPower will recognize the lease liability and associated right of use asset on its consolidated financial statements. The payments under this lease are $8,080 per month.

Effective April 19, 2022, GreenPower adopted the 2022 Equity Incentive Plan (the "2022 Plan"), which replaced the 2019 Plan and after this date no further stock options will be granted under the 2019 Plan. Under the 2022 Plan the Company can grant equity-based incentive awards in the form of stock options ("Options"), restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"). RSU's, DSU's and PSU's are collectively referred to as "Performance Based Awards". The 2022 Plan is a Rolling Plan for Options and a fixed-plan for Performance-Based Awards such that the aggregate number of Shares that: (i) may be issued upon the exercise or settlement of Options granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements), shall not exceed 10% of the Company's issued and outstanding Shares from time to time, and (ii) may be issued in respect of Performance-Based Awards granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements) shall not exceed 2,314,803. The 2022 Plan is considered an "evergreen" plan, since Options which have been exercised, cancelled, terminated, surrendered, forfeited or expired without being exercised shall be available for subsequent grants under the 2022 Plan and the number of awards available to grant increases as the number of issued and outstanding Shares increases.

On May 2, 2022 GreenPower entered into a contract of lease-purchase with the South Charleston Development Authority (the "Lessor") for a six acre parcel of land including an 80,000 square foot manufacturing facility with Additional Parcels to be acquired bordering the property totaling approximately five acres, in South Charleston, West Virginia. Occupancy of the property is scheduled for August 2022 and the term of the lease-purchase contract is sixteen years. Under the terms of the contract, monthly payments of $50,000 will begin nine months after the occupancy date and applied against the $6.7 million without the Additional Parcels or $8.0 million if the Additional Parcels are acquired by the Lessor. Subject to meeting employment targets at the property, GreenPower is eligible for forgiveness of up to $1,300,000 for the initial target and then $500,000 for every 100 employees thereafter, and title to the property, including the Additional Parcels if applicable, will transfer to GreenPower upon payment of the total loan amount less any applicable loan forgiveness. On the commencement date of the lease GreenPower will recognize the lease liability and associated asset on its consolidated financial statements.

During May and June, 2022 GreenPower received 5 loans totaling CAD$2,325,000 from a company that is beneficially owned by the CEO and Chairman of the Company. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date. The loans mature on the earlier of (i) the date that the Borrower completes a debt or equity financing, (ii) from receipt of excess proceeds on the sale of buses or (iii) March 31, 2023. The Company has agreed to grant the lender a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders.